Note 16 - Net Income (Loss) Per Share of Common Stock	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

16. Net Income (Loss) per Share of Common Stock

The Company applies the two-class method to compute basic net income (loss) per share by dividing the net income (loss) allocable to common shareholders by the weighted average number of shares of common stock outstanding for the period. The diluted net income (loss) per share of common stock is computed by giving effect to all potential common stock equivalents outstanding for the period determined using the more dilutive of the 1) treasury stock method, if-converted method, or contingently issuable share method, as applicable, or 2) the two-class method. For purposes of this calculation, options to purchase common stock, RSUs, and warrants to purchase common stock were considered to be common stock equivalents. During 2022, the Company presents diluted EPS using the two-class method as it was more dilutive. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses, therefore, net loss for the year ended December 31, 2021 was attributed entirely to common stockholders. In periods with a reported net loss, common stock equivalents are excluded from the calculation of diluted net loss per share of common stock if their effect is antidilutive. Potential common shares that are issuable for little or no cash consideration, such as the Company’s pre-funded warrants issued in December 2022 with a de minimis exercise price of $0.0001 per share, are considered outstanding common shares which are included in the calculation of basic and diluted net income (loss) per share in all circumstances.

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share of common stock during the years ended December 31, 2022 and 2021 (in thousands, except for share and per share amounts):

	Year ended December 31,
	2022	2021
	(in thousands, except share and per share amounts)
Basic net income (loss) per common share from continuing operations:
Net income (loss)	$59,125	$(17,152)
Less: deemed dividend related to Series A Redeemable Convertible Preferred Stock	(186)	—
Less: income allocated to participating securities	(5,240)	—
Net income (loss) attributable to common shareholders	$53,699	$(17,152)
Weighted average shares outstanding — basic	7,385,348	5,993,013
Net income (loss) — basic	$7.27	$(2.86)

	Year ended December 31,
	2022	2021
	(in thousands, except share and per share amounts)
Basic net income (loss) per common share from discontinued operations:
Net loss	$(11,370)	$(17,947)
Weighted average shares outstanding — basic	7,385,348	5,993,013
Net income (loss) — basic	$(1.54)	$(3.00)

	Year ended December 31,
	2022	2021
	(in thousands, except share and per share amounts)
Diluted net income (loss) per common share from continuing operations:
Net income (loss)	$59,125	$(17,152)
Less: deemed dividend related to Series A Redeemable Convertible Preferred Stock	(186)	—
Less: income allocated to participating securities	(5,227)	—
Net income (loss) attributable to common shareholders	$53,712	$(17,152)
Weighted average shares outstanding — basic	7,385,348	5,993,013
Dilutive effect of warrants	20,285	—
Dilutive effect of RSUs	1,353	—
Weighted average shares outstanding — diluted	7,406,986	5,993,013
Net income (loss) — diluted	$7.25	$(2.86)

	Year ended December 31,
	2022	2021
	(in thousands, except share and per share amounts)
Diluted net income (loss) per common share from discontinued operations:
Net loss	$(11,370)	$(17,947)
Weighted average shares outstanding — basic	7,385,348	5,993,013
Dilutive effect of warrants	20,285	—
Dilutive effect of RSUs	1,353	—
Weighted average shares outstanding — diluted	7,406,986	5,993,013
Net income (loss) — diluted	$(1.53)	$(3.00)

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net income (loss) per share of common stock for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2022	2021
ESPP, RSUs and stock options to purchase common stock	815,710	816,421
Common stock warrants	133,833	883,833

In addition, the shares held back and contingently issuable in connection with the Lowell Merger, as described in Note 4 above, have also been excluded from the computation of diluted net income (loss) per share of common stock for the periods presented because the contingencies for issuance of these shares have not been met.